Form N-1A Cover	Jun. 12, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	TIDAL TRUST IV
Entity Central Index Key	0002043390
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 12, 2026
Prospectus Date	Jun. 14, 2026